SIGNIFICANT ACCOUNTING POLICIES - TAXES (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies [Abstract]
IRAP applicable tax rate (percent)	3.90%	3.90%	3.90%
Right-of-use assets	€ 61